Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for CEO (1) ($)	CAP to CEO (1) (2) (3) ($)	Average Summary Compensation Table Total for Non-CEO NEOs (4) ($)	Average CAP to Non-CEO NEOs (2) (4) (5) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in thousands)	Company-Selected Measure - Adjusted Book Value Per Share (7) ($)
					TSR (6) ($)	Peer Group TSR (6) ($)
2022	8,386,720	9,643,406	2,195,925	2,473,982	82.95	100.43	742,934	27.86
2021	9,286,766	16,605,932	2,685,012	4,480,327	88.57	116.80	600,671	23.59
2020	7,944,227	1,497,200	2,407,291	1,099,808	82.80	91.65	393,626	20.98

Company Selected Measure Name	Adjusted Book Value Per Share
Named Executive Officers, Footnote [Text Block]	Richard G. Thornberry was the CEO for all periods shown.The Non-CEO NEOs for each of the years presented were as follows:
2022: Robert J. Quigley, Derek V. Brummer, Edward J. Hoffman, Brien J. McMahon and J. Franklin Hall.
2021: Derek V. Brummer, Edward J. Hoffman, Brien J. McMahon and J. Franklin Hall.
2020: Derek V. Brummer, Edward J. Hoffman, Eric R. Ray and J. Franklin Hall.

Peer Group Issuers, Footnote [Text Block]	Total Shareholder Return (“TSR”) was calculated assuming a fixed investment of $100, including reinvestment of dividends (as applicable) measured from the market close on December 31, 2019, through and including the end of the year for each year reported in the table. Our peer group used for this TSR calculation is the S&P SmallCap 600 Financials index.
PEO Total Compensation Amount	$ 8,386,720	$ 9,286,766	$ 7,944,227
PEO Actually Paid Compensation Amount	$ 9,643,406	16,605,932	1,497,200
Adjustment To PEO Compensation, Footnote [Text Block]	A reconciliation of amounts reported under the “Summary Compensation Table Total for CEO” column in the table above to the “CAP to CEO” column is as follows:

	Summary Compensation Table Total for CEO ($)	Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year ($)	Plus: Fair Value as of Year End for Stock and Option Awards Granted in the Covered Year ($)	Change in Fair Value from End of Prior Year to End of Covered Year of Outstanding Unvested Stock and Option Awards from Prior Years ($)	Change in Fair Value from End of Prior Year to Vesting Date of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	CAP to CEO ($)
2022	8,386,720	5,000,140	5,227,267	926,737	102,822	9,643,406
2021	9,286,766	4,600,186	6,715,692	3,595,606	1,608,054	16,605,932
2020	7,944,227	5,175,383	6,785,137	(4,993,141)	(3,063,640)	1,497,200

Non-PEO NEO Average Total Compensation Amount	$ 2,195,925	2,685,012	2,407,291
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,473,982	4,480,327	1,099,808
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	verage Summary Compensation Table Total for Non-CEO NEOs” column to “Average CAP to Non-CEO NEOs” column is as follows:

	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year ($)	Plus: Fair Value as of Year End for Stock and Option Awards Granted in the Covered Year ($)	Change in Fair Value from End of Prior Year to End of Covered Year of Outstanding Unvested Stock and Option Awards from Prior Years ($)	Change in Fair Value from End of Prior Year to Vesting Date of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Average CAP to Non-CEO NEOs ($)
2022	2,195,925	1,135,301	1,186,226	205,320	21,812	2,473,982
2021	2,685,012	1,253,944	1,830,574	920,129	298,556	4,480,327
2020	2,407,291	1,316,620	1,765,256	(1,028,318)	(727,801)	1,099,808

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. TSR ($ in millions, except TSR)
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. Net Income ($ in millions)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Adjusted Book Value Per Share ($ in millions, except per-share amounts)
Tabular List [Table Text Block]	Adjusted Book Value Per Share; ■Adjusted diluted net operating income per share; and ■New Insurance Written (NIW)
Total Shareholder Return Amount	$ 82.95	88.57	82.80
Peer Group Total Shareholder Return Amount	100.43	116.80	91.65
Net Income (Loss)	$ 742,934,000	$ 600,671,000	$ 393,626,000
Company Selected Measure Amount | $ / shares	27.86	23.59	20.98
PEO Name	Richard G. Thornberry
Additional 402(v) Disclosure [Text Block]	In calculating CAP, we determined the fair value of outstanding, vested and forfeited equity awards in the applicable year in a manner consistent with the ASC 718 fair valuation methodology used to account for stock-based payments for financial accounting purposes consistent with GAAP. RSUs were valued based on the closing price of our common stock on the NYSE on the relevant measurement date and, for Performance-based RSUs, incorporates the estimated probability of achievement as of the measurement date.Our company-selected measure, Adjusted Book Value Per Share, is the measure that we believe represents the most important financial performance not otherwise presented in the table above that we use to link the compensation paid to our NEOs to our Company’s performance for the year ended December 31, 2022. “Adjusted Book Value Per Share” is calculated as: (A) total stockholders’ equity, adjusted to exclude accumulated other comprehensive income (loss); divided by (B) basic shares of common stock outstanding. As compared to Adjusted Book Value Per Share, the Company’s LTI Book Value Per Share measure (used to determine the performance of our BV RSUs) also excludes the impact, if any, during the three-year performance period from declared dividends on common shares and dividend equivalents on outstanding equity awards. Since this dividend-related adjustment varies by award depending on, among other things, the beginning and ending dates of each distinct three-year performance period, we do not add back any declared dividends or dividend equivalents to the Adjusted Book Value Per Share measure shown as of December 31, 2022, 2021 or 2020.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Book Value Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted diluted net operating income per share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	New Insurance Written (NIW)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount | $ / shares	100
PEO [Member] | Adjustment, Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,000,140	$ 4,600,186	$ 5,175,383
PEO [Member] | Adjustment, Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,227,267	6,715,692	6,785,137
PEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	926,737	3,595,606	(4,993,141)
PEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	102,822	1,608,054	(3,063,640)
Non-PEO NEO [Member] | Adjustment, Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,135,301	1,253,944	1,316,620
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,186,226	1,830,574	1,765,256
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	205,320	920,129	(1,028,318)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 21,812	$ 298,556	$ (727,801)